Derivative Financial Instruments and Hedging - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Not Designated as Hedging Instrument
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gain (loss) recognized from derivatives	$ (30.2)	$ 28.6	$ 0.0